UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2012

Shares	Description (1)	Value
	Common Stocks – 99.9% (6)
	Aerospace & Defense – 1.3%
15,525	Boeing Company	$ 1,154,594
29,256	Honeywell International Inc.	1,786,079
19,873	United Technologies Corporation	1,648,267
	Total Aerospace & Defense	4,588,940
	Air Freight & Logistics – 0.5%
21,594	United Parcel Service, Inc., Class B	1,743,068
	Airlines – 0.1%
5,693	Delta Air Lines, Inc., (2)	56,418
26,363	Southwest Airlines Co.	217,231
	Total Airlines	273,649
	Auto Components – 0.4%
10,102	American Axle and Manufacturing Holdings Inc., (2)	118,294
28,366	Cooper Tire & Rubber	431,731
35,760	Gentex Corporation	876,120
	Total Auto Components	1,426,145
	Automobiles – 0.4%
59,240	Ford Motor Company	739,908
14,597	Harley-Davidson, Inc.	716,421
	Total Automobiles	1,456,329
	Beverages – 1.0%
23,650	Coca-Cola Company	1,750,337
26,928	PepsiCo, Inc.	1,786,673
	Total Beverages	3,537,010
	Biotechnology – 2.6%
73,157	Amgen Inc.	4,973,944
55,390	Celgene Corporation, (2)	4,293,833
	Total Biotechnology	9,267,777
	Capital Markets – 0.9%
28,502	Bank of New York Company, Inc.	687,753
62,652	Charles Schwab Corporation	900,309
49,137	Morgan Stanley	965,051
17,346	Waddell & Reed Financial, Inc., Class A	562,184
	Total Capital Markets	3,115,297
	Chemicals – 1.1%
293	CF Industries Holdings, Inc.	53,516
45,174	Dow Chemical Company	1,564,827
24,616	E.I. Du Pont de Nemours and Company	1,302,186
10,514	Monsanto Company	838,597
935	Mosaic Company	51,696
	Total Chemicals	3,810,822
	Commercial Banks – 1.5%
125	Toronto-Dominion Bank	10,619
65,040	U.S. Bancorp	2,060,467
95,980	Wells Fargo & Company	3,276,757
	Total Commercial Banks	5,347,843
	Commercial Services & Supplies – 0.2%
13,828	Deluxe Corporation	323,852
26,895	R.R. Donnelley & Sons Company	333,229
	Total Commercial Services & Supplies	657,081
	Communications Equipment – 5.3%
6,820	Aviat Networks Inc., (2)	19,232
399,665	Cisco Systems, Inc.	8,452,915
15,928	Harris Corporation	718,034
136,570	QUALCOMM, Inc.	9,289,491
	Total Communications Equipment	18,479,672
	Computers & Peripherals – 12.7%
70,815	Apple, Inc., (2)	42,451,468
54,919	EMC Corporation, (2)	1,640,980
22,423	Hewlett-Packard Company	534,340
1,485	Western Digital Corporation, (2)	61,464
	Total Computers & Peripherals	44,688,252
	Consumer Finance – 0.5%
21,573	American Express Company	1,248,214
27,215	SLM Corporation	428,908
	Total Consumer Finance	1,677,122

	Containers & Packaging – 0.2%
19,780	Packaging Corp. of America	585,290
4,824	Sonoco Products Company	160,157
	Total Containers & Packaging	745,447
	Distributors – 0.1%
3,449	Genuine Parts Company	216,425
	Diversified Consumer Services – 0.1%
4,119	ITT Educational Services, Inc., (2)	272,431
21,475	Service Corporation International	241,809
	Total Diversified Consumer Services	514,240
	Diversified Financial Services – 1.2%
27,759	Bank of America Corporation	265,654
50,290	Citigroup Inc.	1,838,100
3,847	CME Group, Inc.	1,113,053
6,121	JP Morgan Chase & Co.	281,444
13,902	Moody’s Corporation	585,274
	Total Diversified Financial Services	4,083,525
	Diversified Telecommunication Services – 1.6%
93,269	AT&T Inc.	2,912,791
10,072	Chunghwa Telecom Co., Ltd, Sponsored ADR	309,815
1	Frontier Communications Corporation	4
59,414	Verizon Communications Inc.	2,271,397
	Total Diversified Telecommunication Services	5,494,007
	Electric Utilities – 1.2%
93,478	Duke Energy Corporation	1,963,973
48,358	Great Plains Energy Incorporated	980,217
28,722	Pinnacle West Capital Corporation	1,375,784
	Total Electric Utilities	4,319,974
	Electrical Equipment – 1.7%
15,491	Cooper Industries Inc.	990,649
29,935	Emerson Electric Company	1,562,008
11,238	Hubbell Incorporated, Class B	883,082
15,244	Rockwell Automation, Inc.	1,214,947
13,012	Roper Industries Inc.	1,290,270
	Total Electrical Equipment	5,940,956
	Electronic Equipment & Instruments – 0.5%
17,200	Amphenol Corporation, Class A	1,028,044
47,715	Corning Incorporated	671,827
	Total Electronic Equipment & Instruments	1,699,871
	Energy Equipment & Services – 1.3%
26,765	cameron International Corporation, (2)	1,413,995
9,396	Diamond Offshore Drilling, Inc.	627,183
33,334	Halliburton Company	1,106,355
19,559	Schlumberger Limited	1,367,761
	Total Energy Equipment & Services	4,515,294
	Food & Staples Retailing – 1.5%
37,645	CVS Caremark Corporation	1,686,496
27,808	Kroger Co.	673,788
28,483	Walgreen Co.	953,896
34,046	Wal-Mart Stores, Inc.	2,083,615
	Total Food & Staples Retailing	5,397,795
	Food Products – 1.0%
8,233	Archer-Daniels-Midland Company	260,657
47,590	Kraft Foods Inc.	1,808,896
63,041	Sara Lee Corporation	1,357,273
	Total Food Products	3,426,826
	Gas Utilities – 0.4%
21,576	AGL Resources Inc.	846,211
15,026	Piedmont Natural Gas Company	466,858
	Total Gas Utilities	1,313,069
	Health Care Equipment & Supplies – 0.9%
16,835	Baxter International, Inc.	1,006,396
9,327	CareFusion Corporation, (2)	241,849
4,652	Covidien PLC	254,371
12,334	Hill Rom Holdings Inc.	412,079
7,766	Medtronic, Inc.	304,350
11,540	Saint Jude Medical Inc.	511,337
8,617	Zimmer Holdings, Inc., (2)	553,901
	Total Health Care Equipment & Supplies	3,284,283
	Health Care Providers & Services – 2.0%
13,759	Brookdale Senior Living Inc., (2)	257,568
23,480	Cardinal Health, Inc.	1,012,223
25,434	Lincare Holdings	658,232
25,037	Medco Heath Solutions, Inc., (2)	1,760,101
898	McKesson HBOC Inc.	78,817
11,450	Omnicare, Inc.	407,277
48,700	Tenet Healthcare Corporation, (2)	258,597
15,892	UnitedHealth Group Incorporated	936,674
20,106	Universal Health Services, Inc., Class B	842,642
8,528	Wellpoint Inc.	629,366
	Total Health Care Providers & Services	6,841,497

	Hotels, Restaurants & Leisure – 2.0%
19,168	Carnival Corporation	614,909
21,506	International Game Technology	361,086
29,562	McDonald’s Corporation	2,900,032
26,474	Starwood Hotels & Resorts Worldwide, Inc.	1,493,398
84,855	The Wendy’s Company	425,124
19,573	Tim Hortons Inc.	1,047,938
	Total Hotels, Restaurants & Leisure	6,842,487
	Household Durables – 0.4%
20,768	KB Home	184,835
36,936	Newell Rubbermaid Inc.	657,830
7,376	Whirlpool Corporation	566,919
	Total Household Durables	1,409,584
	Household Products – 0.6%
32,355	Procter & Gamble Company	2,174,580
	Industrial Conglomerates – 0.9%
9,297	3M Co.	829,385
12,006	Danaher Corporation	672,336
72,788	General Electric Company	1,460,855
	Total Industrial Conglomerates	2,962,576
	Insurance – 1.7%
31,797	AFLAC Incorporated	1,462,344
3,318	Arch Capital Group Limited, (2)	123,562
26,516	Fidelity National Title Group Inc., Class A	478,083
29,867	Marsh & McLennan Companies, Inc.	979,339
24,982	Prudential Financial, Inc.	1,583,609
24,970	Travelers Companies, Inc.	1,478,224
	Total Insurance	6,105,161
	Internet & Catalog Retail – 2.4%
39,323	Amazon.com, Inc., (2)	7,963,301
10,391	Hosting Site Network, Inc.	395,170
	Total Internet & Catalog Retail	8,358,471
	Internet Software & Services – 6.6%
30,462	Akamai Technologies, Inc., (2)	1,117,955
2,017	AOL Inc., (2)	38,262
19,115	Baidu.com, Inc., Sponsored ADR, (2)	2,786,394
121,109	eBay Inc., (2)	4,467,711
20,389	Google Inc., Class A, (2)	13,074,242
20,300	IAC/InterActiveCorp.	996,527
34,829	Yahoo! Inc., (2)	530,097
	Total Internet Software & Services	23,011,188
	IT Services – 3.2%
46,267	Automatic Data Processing, Inc.	2,553,476
23,280	Fidelity National Information Services	771,034
8,158	Global Payments Inc. (3)	387,260
14,822	Infosys Technologies Limited, Sponsored ADR	845,299
17,369	International Business Machines Corporation (IBM)	3,624,042
12,871	Lender Processing Services Inc.	334,646
58,743	Paychex, Inc.	1,820,446
8,257	Visa Inc.	974,326
	Total IT Services	11,310,529
	Life Sciences Tools & Services – 0.2%
15,384	Agilent Technologies, Inc., (2)	684,742
	Machinery – 1.8%
18,500	Caterpillar Inc.	1,970,620
9,695	Deere & Company	784,326
22,173	Eaton Corporation	1,104,881
22,531	Graco Inc.	1,195,495
16,187	SPX Corporation	1,254,978
	Total Machinery	6,310,300
	Media – 3.9%
23,415	CBS Corporation, Class B	794,003
162,514	Comcast Corporation, Special Class A	4,795,788
72,075	DIRECTV Group, Inc., (2)	3,556,181
2,751	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)	242,501
51,552	News Corporation, Class B	1,030,009
20,124	Omnicom Group, Inc.	1,019,281
6,780	Time Warner Cable, Class A	552,570
9,864	Time Warner Inc.	372,366
30,876	Walt Disney Company	1,351,751
	Total Media	13,714,450
	Metals & Mining – 0.5%
8,735	AngloGold Ashanti Limited, Sponsored ADR	322,496
720	Cliffs Natural Resources Inc.	49,867
54,923	Companhia Siderurgica Nacional S.A., Sponsored ADR	519,572
1,194	Freeport-McMoRan Copper & Gold, Inc.	45,420
868	Newmont Mining Corporation	44,502
27,895	Southern Copper Corporation	884,550
1,849	United States Steel Corporation	54,305
	Total Metals & Mining	1,920,712

	Multiline Retail – 0.7%
10,865	Family Dollar Stores, Inc.	687,537
10,883	J.C. Penney Company, Inc.	385,585
4,511	Kohl’s Corporation	225,685
29,265	Macy’s, Inc.	1,162,698
	Total Multiline Retail	2,461,505
	Multi-Utilities – 0.6%
21,316	Integrys Energy Group, Inc.	1,129,535
19,953	OGE Energy Corp.	1,067,486
	Total Multi-Utilities	2,197,021
	Oil, Gas & Consumable Fuels – 4.6%
1,684	Cabot Oil & Gas Corporation	52,490
47,033	Chevron Corporation	5,043,819
45,298	ConocoPhillips	3,443,101
83,497	Exxon Mobil Corporation	7,241,695
1,606	Marathon Oil Corporation	50,910
5,224	Royal Dutch Shell PLC, Class A, Sponsored ADR	366,359
	Total Oil, Gas & Consumable Fuels	16,198,374
	Paper & Forest Products – 0.2%
21,984	International Paper Company	771,638
	Pharmaceuticals – 4.2%
41,688	Abbott Laboratories	2,555,058
13,538	Allergan, Inc.	1,291,931
69,669	Bristol-Myers Squibb Company	2,351,329
6,329	Eli Lilly and Company	254,869
13,675	Forest Laboratories, Inc., (2)	474,386
7,458	GlaxoSmithKline PLC, Sponsored ADR	334,939
35,148	Johnson & Johnson	2,318,362
92,859	Merck & Company Inc.	3,565,786
6,190	Novartis AG, Sponsored ADR	342,988
60,885	Pfizer Inc.	1,379,654
	Total Pharmaceuticals	14,869,302
	Professional Services – 0.5%
18,950	Manpower Inc.	897,662
30,314	Robert Half International Inc.	918,514
	Total Professional Services	1,816,176
	Real Estate Investment Trust – 0.9%
18,413	Apartment Investment & Management Company, Class A	486,287
28,958	CubeSmart	344,600
4,590	Developers Diversified Realty Corporation	67,014
40,126	Senior Housing Properties Trust	884,778
25,511	Ventas Inc.	1,456,678
	Total Real Estate Investment Trust	3,239,357
	Road & Rail – 0.0%
4,314	CSX Corporation	92,837
	Semiconductors & Equipment – 6.4%
54,140	Advanced Micro Devices, Inc., (2)	434,203
52,172	Altera Corporation	2,077,489
25,698	Analog Devices, Inc.	1,038,199
96,224	Applied Materials, Inc.	1,197,027
93,518	Atmel Corporation, (2)	922,087
48,224	Broadcom Corporation, Class A	1,895,203
4,697	Cree, Inc., (2)	148,566
1,090	Cymer, Inc., (2)	54,500
11,761	Cypress Semiconductor Corporation	183,824
28,948	Fairchild Semiconductor International Inc., Class A, (2)	425,536
17,789	Integrated Device Technology, Inc., (2)	127,191
363,454	Intel Corporation	10,216,692
2,596	Intersil Holding Corporation, Class A	29,075
45,919	Linear Technology Corporation	1,547,470
35,700	LSI Logic Corporation, (2)	309,876
5,819	MEMC Electronic Materials, (2)	21,007
4,888	Novellus Systems, Inc., (2)	243,960
78,957	NVIDIA Corporation, (2)	1,215,148
2,774	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR	42,387
9,393	Texas Instruments Incorporated	315,699
	Total Semiconductors & Equipment	22,445,139
	Software – 11.2%
171,474	Activision Blizzard Inc.	2,198,297
60,160	Adobe Systems Incorporated, (2)	2,064,090
43,406	Autodesk, Inc., (2)	1,836,942
65,185	CA Inc.	1,796,499
33,659	Cadence Design Systems, Inc., (2)	398,523
623,086	Microsoft Corporation	20,094,524
372,244	Oracle Corporation	10,854,635
	Total Software	39,243,510
	Specialty Retail – 2.2%
16,694	Best Buy Co., Inc.	395,314
18,012	Gap, Inc.	470,834
36,723	Home Depot, Inc.	1,847,534
32,217	Limited Brands, Inc.	1,546,416
35,867	Lowe’s Companies, Inc.	1,125,506
814	Orchard Supply Hardware Stores Corporation, (2)	16,809
31,159	TJX Companies, Inc.	1,237,324
35,381	Urban Outfitters, Inc., (2)	1,029,941
	Total Specialty Retail	7,669,678

	Textiles, Apparel & Luxury Goods – 0.3%
15,790	Coach, Inc.			1,220,251
	Thrifts & Mortgage Finance – 0.0%
1,712	Tree.com Inc., (2)			13,011
	Tobacco – 1.2%
34,008	Altria Group, Inc.			1,049,827
33,961	Philip Morris International			3,009,284
	Total Tobacco			4,059,111
	Wireless Telecommunication Services – 0.5%
9,319	Crown Castle International Corporation, (2)			497,075
39,960	Vodafone Group PLC, Sponsored ADR			1,105,691
	Total Wireless Telecommunication Services			1,602,766
	Total Common Stocks (cost $216,366,502)			350,566,672

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 6.5%
$ 22,788	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $22,788,032, collateralized by $21,625,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $23,246,875	0.010%	4/02/12	$ 22,788,013
	Total Short-Term Investments (cost $22,788,013)			22,788,013
	Total Investments (cost $239,154,515) – 106.4%			373,354,685
	Other Assets Less Liabilities – (6.4)% (4)			(22,334,408)
	Net Assets – 100%			$351,020,277

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (5)	Date	Price	Value
	Call Options Written — (4.6)%
(795)	MINI-NASDAQ-100 Index	$ (20,272,500)	4/21/12	$ 255.0	$ (1,673,475)
(823)	MINI-NASDAQ-100 Index	(22,015,250)	4/21/12	267.5	(792,138)
(828)	MINI-NASDAQ-100 Index	(22,563,000)	5/19/12	272.5	(670,680)
(748)	MINI-NASDAQ-100 Index	(19,261,000)	5/19/12	257.5	(1,482,910)
(746)	MINI-NASDAQ-100 Index	(19,769,000)	5/19/12	265.0	(1,007,100)
(795)	MINI-NASDAQ-100 Index	(21,663,750)	6/16/12	272.5	(804,938)
(777)	MINI-NASDAQ-100 Index	(20,396,250)	6/16/12	262.5	(1,353,922)
(781)	MINI-NASDAQ-100 Index	(20,696,500)	6/16/12	265.0	(1,208,597)
(150)	S&P 500 Index	(19,875,000)	4/21/12	1,325.0	(1,273,500)
(148)	S&P 500 Index	(19,980,000)	4/21/12	1,350.0	(911,680)
(156)	S&P 500 Index	(21,840,000)	4/21/12	1,400.0	(333,840)
(151)	S&P 500 Index	(20,762,500)	4/21/12	1,375.0	(604,000)
(172)	S&P 500 Index	(22,790,000)	5/19/12	1,325.0	(1,537,680)
(142)	S&P 500 Index	(19,170,000)	5/19/12	1,350.0	(969,860)
(152)	S&P 500 Index	(20,900,000)	5/19/12	1,375.0	(741,760)
(163)	S&P 500 Index	(22,820,000)	6/16/12	1,400.0	(665,040)
(7,527)	Total Call Options Written (premiums received $11,764,113)	$ (334,774,750)			$ (16,031,120)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$350,179,412	$ –	$387,260	$350,566,672
Short-Term Investments:
Repurchase Agreements	–	22,788,013	–	22,788,013
Derivatives:
Call Options Written	(16,031,120)	–	–	(16,031,120)
Total	$334,148,292	$22,788,013	$ –	$357,323,565

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

		Level 3	Level 3	Level 3
		Common Stocks	Preferred Stocks	Total
Balance at the beginning of period		$ 1,970	$ 1,970	$ 3,940
Gains (losses):
Net realized gains (losses)		(45)	562	517
Net change in unrealized appreciation (depreciation)		14,893	(366)	14,527
Purchases at cost		–	–	–
Sales at proceeds		(9)	(2,166)	(2,175)
Net discounts (premiums)		–	–	–
Transfers in to		387,260	–	387,260
Transfers out of		(16,809)	–	(16,809)
Balance at the end of period		$387,260	$ –	$387,260

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$16,031,120

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $239,155,280.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$ 136,777,714
Depreciation	(2,578,309)
Net unrealized appreciation (depreciation) of investments	$ 134,199,405

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees/Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Other Assets Less Liabilities includes the Value of derivative instruments as noted in Investments in Derivatives at March 31, 2012.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(6)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Advantage Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012